Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Adjusted EBITDA (in thousands)
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (b)(c)	Total Shareholder Return	Peer Group Total Shareholder Return (d)
2024	3,347,146	941,228	1,542,356	64,797	51	123	193,817	94,590
2023	3,418,824	4,013,574	1,521,884	1,922,270	86	101	6,519	90,595
2022	2,816,123	2,212,185	1,352,904	966,594	63	90	(8,379)	75,961
2021	2,420,824	1,620,948	1,050,218	810,027	101	116	1,003,537	65,726
2020	2,875,067	2,548,852	1,173,111	1,107,434	105	110	120,659	55,789

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. French, in the Summary Compensation Table ("SCT") for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. French served as CEO for each of the years presentedThe dollar amounts reported are the amounts of total compensation reported for our NEOs, other than our CEO. For 2024, 2023 and 2022 reflects compensation information for Mr. McKay, Mr. Volk, Mr. Mason, and Ms. Cheng. For 2021 reflects compensation information for Mr. McKay, Mr. Volk, Ms. Cheng, and Ms. Tormey. For 2020 reflects compensation information for Mr. McKay, Mr. Volk, Mr. Heimbach, and Mr. Pirtle.
Peer Group Issuers, Footnote	The Peer Group selected for Total Shareholder Return comparisons is the Nasdaq Telecommunications Index.
PEO Total Compensation Amount	$ 3,347,146	$ 3,418,824	$ 2,816,123	$ 2,420,824	$ 2,875,067
PEO Actually Paid Compensation Amount	$ 941,228	4,013,574	2,212,185	1,620,948	2,548,852
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Fair Value at Vesting Date of Vested Awards Granted in Current Year (iii)	Deduction of Fair Value of Awards Granted Prior to the Current Year that were Forfeited during the current year (iv)	Compensation Actually Paid ($)
2024	CEO	3,347,146	(1,771,704)	357,724	(732,111)	(109,337)	851,606	(1,002,096)	941,228
	Other NEOs	1,542,356	(846,409)	443,446	(530,766)	(73,236)	—	(470,594)	64,797
2023	CEO	3,418,824	(1,863,158)	1,181,899	449,205	—	826,804	—	4,013,574
	Other NEOs	1,521,884	(849,881)	972,104	252,686	25,477	-	—	1,922,270
2022	CEO	2,816,123	(1,413,938)	504,221	(270,438)	(95,559)	671,776	—	2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	-	—	966,594
2021	CEO	2,420,824	(1,387,736)	583,623	(503,285)	(144,768)	652,290	—	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	-	—	810,027
2020	CEO	2,875,067	(1,316,267)	611,535	(26,928)	(203,387)	608,832	—	2,548,852
	Other NEOs	1,173,111	(441,113)	361,819	(2,843)	(11,762)	28,222	—	1,107,434
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic Retention PSU awards were valued using the market closing price of the Company's common stock and the Company's current assessment of performance towards the underlying objectives. Certain non-PEO's compensation during 2020 included awards of incentive stock options. These option awards were valued using a Black-Scholes option pricing model.
(iii)For CAP purposes and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to the CEO were considered “vested” for fiscal years 2024, 2023, 2022, 2021 and 2020 and 100% of the time-based RSUs granted to one of the Other NEOs were considered "vested" for fiscal year 2020.
(iv)In 2024, RTSR PSUs granted September 21, 2021, RTSR PSUs granted February 22, 2022 and Strategic Retention PSUs granted on September 20, 2022 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards.

Non-PEO NEO Average Total Compensation Amount	$ 1,542,356	1,521,884	1,352,904	1,050,218	1,173,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 64,797	1,922,270	966,594	810,027	1,107,434
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but rather is a value calculated under applicable SEC rules. In general, the amounts also include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends as there are no dividend rights associated with the equity awards. To calculate the amounts of CAP, the following amounts were deducted from and added to (as applicable) “Total” compensation as reported in the SCT.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($) (i)	Add Year-End Equity Value ($) (ii)	Change in Value of Prior Equity Awards ($) (ii)	Add Change in Value of Vested Equity Awards ($) (ii)	Fair Value at Vesting Date of Vested Awards Granted in Current Year (iii)	Deduction of Fair Value of Awards Granted Prior to the Current Year that were Forfeited during the current year (iv)	Compensation Actually Paid ($)
2024	CEO	3,347,146	(1,771,704)	357,724	(732,111)	(109,337)	851,606	(1,002,096)	941,228
	Other NEOs	1,542,356	(846,409)	443,446	(530,766)	(73,236)	—	(470,594)	64,797
2023	CEO	3,418,824	(1,863,158)	1,181,899	449,205	—	826,804	—	4,013,574
	Other NEOs	1,521,884	(849,881)	972,104	252,686	25,477	-	—	1,922,270
2022	CEO	2,816,123	(1,413,938)	504,221	(270,438)	(95,559)	671,776	—	2,212,185
	Other NEOs	1,352,904	(751,994)	556,781	(161,302)	(29,795)	-	—	966,594
2021	CEO	2,420,824	(1,387,736)	583,623	(503,285)	(144,768)	652,290	—	1,620,948
	Other NEOs	1,050,218	(488,300)	399,158	(126,310)	(24,739)	-	—	810,027
2020	CEO	2,875,067	(1,316,267)	611,535	(26,928)	(203,387)	608,832	—	2,548,852
	Other NEOs	1,173,111	(441,113)	361,819	(2,843)	(11,762)	28,222	—	1,107,434
_______________________________________________________
(i)Represents the grant date fair value of the equity awards as reported in the “Stock Awards” column in the SCT for each applicable year.
(ii)The fair value of equity awards reported for CAP purposes were valued at each fiscal year end during the vesting period. As discussed in “Executive Compensation – Compensation Discussion and Analysis,” the Company currently grants three types of equity awards. The RTSR PSU awards were valued via Monte Carlo Simulation, the RSU awards were valued using the market closing price of the Company's common stock, and the Strategic Retention PSU awards were valued using the market closing price of the Company's common stock and the Company's current assessment of performance towards the underlying objectives. Certain non-PEO's compensation during 2020 included awards of incentive stock options. These option awards were valued using a Black-Scholes option pricing model.
(iii)For CAP purposes and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to the CEO were considered “vested” for fiscal years 2024, 2023, 2022, 2021 and 2020 and 100% of the time-based RSUs granted to one of the Other NEOs were considered "vested" for fiscal year 2020.
(iv)In 2024, RTSR PSUs granted September 21, 2021, RTSR PSUs granted February 22, 2022 and Strategic Retention PSUs granted on September 20, 2022 failed to meet all performance conditions, resulting in vesting of less than 100% and forfeiture of a portion of the related awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDA b.Relative Total Shareholder Return c.Total Fiber Homes/Businesses Passed
Total Shareholder Return Amount	$ 51	86	63	101	105
Peer Group Total Shareholder Return Amount	123	101	90	116	110
Net Income (Loss)	$ 193,817,000	$ 6,519,000	$ (8,379,000)	$ 1,003,537,000	$ 120,659,000
Company Selected Measure Amount	94,590,000	90,595,000	75,961,000	65,726,000	55,789,000
PEO Name	Mr. French
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Total Fiber Homes/Businesses Passed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,771,704)	$ (1,863,158)	$ (1,413,938)	$ (1,387,736)	$ (1,316,267)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,724	1,181,899	504,221	583,623	611,535
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(732,111)	449,205	(270,438)	(503,285)	(26,928)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	851,606	826,804	671,776	652,290	608,832
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,337)	0	(95,559)	(144,768)	(203,387)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,002,096)	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(846,409)	(849,881)	(751,994)	(488,300)	(441,113)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,446	972,104	556,781	399,158	361,819
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(530,766)	252,686	(161,302)	(126,310)	(2,843)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	28,222
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,236)	25,477	(29,795)	(24,739)	(11,762)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (470,594)	$ 0	$ 0	$ 0	$ 0